Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.20%
Advertising–0.77%
Trade Desk, Inc. (The), Class A(b)	454,762	$31,869,721
Aerospace & Defense–0.92%
TransDigm Group, Inc.	49,435	38,245,388
Agricultural & Farm Machinery–0.48%
Deere & Co.	57,815	20,002,834
Apparel Retail–0.83%
TJX Cos., Inc. (The)	448,332	34,427,414
Application Software–5.48%
HubSpot, Inc.(b)	97,084	50,288,541
Salesforce, Inc.(b)	226,894	50,683,582
Synopsys, Inc.(b)	198,328	90,231,307
Workday, Inc., Class A(b)	174,781	37,051,824
		228,255,254
Asset Management & Custody Banks–0.44%
KKR & Co., Inc., Class A	353,486	18,200,994
Automobile Manufacturers–1.02%
Ferrari N.V. (Italy)(c)	67,249	19,278,271
Tesla, Inc.(b)	113,434	23,132,595
		42,410,866
Automotive Retail–1.34%
AutoZone, Inc.(b)	23,418	55,895,019
Biotechnology–1.81%
Regeneron Pharmaceuticals, Inc.(b)	48,113	35,389,998
Vertex Pharmaceuticals, Inc.(b)	124,051	40,139,182
		75,529,180
Broadline Retail–5.01%
Amazon.com, Inc.(b)	1,728,086	208,372,610
Building Products–0.58%
Trane Technologies PLC	148,087	24,172,241
Cargo Ground Transportation–0.62%
Old Dominion Freight Line, Inc.	82,590	25,639,240
Casinos & Gaming–1.25%
Las Vegas Sands Corp.(b)	946,233	52,165,825
Communications Equipment–1.64%
Arista Networks, Inc.(b)	122,309	20,344,879
Motorola Solutions, Inc.	169,869	47,889,469
		68,234,348
Construction & Engineering–1.56%
Quanta Services, Inc.	366,756	65,128,531
Construction Machinery & Heavy Transportation Equipment– 0.46%
Caterpillar, Inc.	92,661	19,065,001
Shares		Value
Copper–0.34%
Freeport-McMoRan, Inc.	415,953	$14,283,826
Environmental & Facilities Services–0.67%
Waste Connections, Inc.	202,679	27,696,085
Financial Exchanges & Data–0.75%
S&P Global, Inc.	84,461	31,033,505
Health Care Equipment–5.14%
Boston Scientific Corp.(b)	1,148,331	59,116,080
DexCom, Inc.(b)	412,809	48,405,983
Insulet Corp.(b)(c)	97,639	26,777,496
Intuitive Surgical, Inc.(b)	132,377	40,750,936
Stryker Corp.	141,178	38,905,833
		213,956,328
Homebuilding–1.20%
D.R. Horton, Inc.	468,622	50,067,574
Hotels, Resorts & Cruise Lines–1.37%
Booking Holdings, Inc.(b)	11,234	28,183,522
Marriott International, Inc., Class A	172,837	29,000,320
		57,183,842
Industrial Machinery & Supplies & Components–0.48%
Parker-Hannifin Corp.	61,815	19,807,999
Interactive Media & Services–8.82%
Alphabet, Inc., Class C(b)	1,891,445	233,347,569
Meta Platforms, Inc., Class A(b)	505,558	133,831,314
		367,178,883
Internet Services & Infrastructure–1.02%
MongoDB, Inc.(b)	145,106	42,630,692
Life Sciences Tools & Services–0.54%
Thermo Fisher Scientific, Inc.	44,602	22,678,333
Managed Health Care–2.24%
UnitedHealth Group, Inc.	191,400	93,257,736
Movies & Entertainment–1.81%
Netflix, Inc.(b)	190,534	75,304,753
Oil & Gas Equipment & Services–0.45%
Schlumberger N.V.	435,328	18,645,098
Oil & Gas Exploration & Production–0.23%
Diamondback Energy, Inc.	75,579	9,609,870
Oil & Gas Storage & Transportation–0.45%
Cheniere Energy, Inc.	134,127	18,746,931
Packaged Foods & Meats–1.61%
Hershey Co. (The)	144,045	37,408,486
Lamb Weston Holdings, Inc.	266,224	29,604,109
		67,012,595
Passenger Ground Transportation–0.75%
Uber Technologies, Inc.(b)	823,950	31,252,424

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Pharmaceuticals–2.00%
Eli Lilly and Co.	193,742	$83,204,439
Property & Casualty Insurance–0.64%
Progressive Corp. (The)	210,003	26,861,484
Restaurants–1.95%
Chipotle Mexican Grill, Inc.(b)	23,766	49,349,861
McDonald’s Corp.	111,790	31,872,447
		81,222,308
Semiconductor Materials & Equipment–0.74%
ASML Holding N.V., New York Shares (Netherlands)(c)	42,368	30,629,098
Semiconductors–10.89%
Advanced Micro Devices, Inc.(b)	776,450	91,784,154
First Solar, Inc.(b)	178,079	36,142,914
GLOBALFOUNDRIES, Inc.(b)	297,084	17,328,910
Monolithic Power Systems, Inc.	131,529	64,437,372
NVIDIA Corp.	644,040	243,666,094
		453,359,444
Soft Drinks & Non-alcoholic Beverages–2.64%
Monster Beverage Corp.(b)	995,364	58,348,238
PepsiCo, Inc.	283,763	51,744,183
		110,092,421
Specialty Chemicals–0.27%
Albemarle Corp.(c)	57,108	11,052,111
Systems Software–14.13%
Microsoft Corp.	1,317,997	432,817,035
Oracle Corp.	412,072	43,654,908
Palo Alto Networks, Inc.(b)	259,923	55,464,969
ServiceNow, Inc.(b)	103,066	56,148,295
		588,085,207
Technology Hardware, Storage & Peripherals–8.11%
Apple, Inc.	1,904,063	337,495,167
Shares		Value
Trading Companies & Distributors–0.48%
United Rentals, Inc.	60,127	$20,069,791
Transaction & Payment Processing Services–5.27%
Mastercard, Inc., Class A(c)	359,221	131,122,849
Visa, Inc., Class A(c)	398,450	88,069,404
		219,192,253
Total Common Stocks & Other Equity Interests (Cost $2,742,854,358)		4,129,224,663
Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e)	12,557,205	12,557,205
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(d)(e)	8,966,861	8,967,758
Invesco Treasury Portfolio, Institutional Class, 5.04%(d)(e)	14,351,092	14,351,092
Total Money Market Funds (Cost $35,876,699)		35,876,055
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $2,778,731,057)		4,165,100,718
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.53%
Invesco Private Government Fund, 5.10%(d)(e)(f)	41,184,322	41,184,322
Invesco Private Prime Fund, 5.22%(d)(e)(f)	105,932,072	105,921,476
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $147,114,023)		147,105,798
TOTAL INVESTMENTS IN SECURITIES–103.59% (Cost $2,925,845,080)		4,312,206,516
OTHER ASSETS LESS LIABILITIES—(3.59)%		(149,621,412)
NET ASSETS–100.00%		$4,162,585,104
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,004,019	$291,074,191	$(283,521,005)	$-	$-	$12,557,205	$483,059
Invesco Liquid Assets Portfolio, Institutional Class	3,562,398	207,910,136	(202,508,603)	(2,056)	5,883	8,967,758	353,383
Invesco Treasury Portfolio, Institutional Class	5,718,878	332,656,218	(324,024,004)	-	-	14,351,092	550,071
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$46,053,462	$334,067,594	$(338,936,734)	$-	$-	$41,184,322	$1,010,584*
Invesco Private Prime Fund	118,423,189	761,406,652	(773,880,648)	(12,483)	(15,234)	105,921,476	2,732,039*
Total	$178,761,946	$1,927,114,791	$(1,922,870,994)	$(14,539)	$(9,351)	$182,981,853	$5,129,136

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,129,224,663	$—	$—	$4,129,224,663
Money Market Funds	35,876,055	147,105,798	—	182,981,853
Total Investments	$4,165,100,718	$147,105,798	$—	$4,312,206,516
Invesco Capital Appreciation Fund